BlackRock Funds III

BlackRock LifePath® Index 2030 Fund

BlackRock LifePath® Index 2035 Fund

BlackRock LifePath® Index 2040 Fund

BlackRock LifePath® Index 2045 Fund

BlackRock LifePath® Index 2050 Fund

BlackRock LifePath® Index 2055 Fund

BlackRock LifePath® Index 2060 Fund

BlackRock LifePath® Index 2065 Fund

BlackRock LifePath® Index 2070 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 30, 2026 to the Summary Prospectuses and Prospectuses of each Fund, each dated April 30, 2026 (the “Summary Prospectuses” and the “Prospectuses,” respectively)

This Supplement is substantially identical to the one dated February 24, 2026 to the prior prospectuses of each Fund, each dated April 30, 2025, as amended or supplemented from time to time.

Effective on or about June 1, 2026, certain Funds will begin to implement a revised target asset allocation that will incorporate a higher equity allocation, beginning 30 years from the target retirement date. Within the updated glide path, equity exposure will be increased (relative to current equity exposure) beginning 30 years before retirement by up to approximately 6%, depending on the vintage of the Fund. The equity exposure at retirement remains unchanged. Accordingly, effective on or about June 1, 2026, the following changes are made to each Fund’s Summary Prospectus and Prospectus, as applicable:

The glide path chart and target allocation table in the section of each Fund’s Summary Prospectus entitled “Key Facts About [the Fund] — Principal Investment Strategies of the Fund” and in the section of each Fund’s Prospectus entitled “Fund Overview — Key Facts About [the Fund] — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:

Equity & equity-like allocation (%)
100%
90%
80%
70%
60%
50%
40%
30%
20%
10%
0%
45
40
35
30
25
20
15
10
5
0
Retirement/Terminal
Years to Retirement

The following table lists the target allocation by years until retirement:

Years Until Retirement	Equity Funds (Includes REITs)	Fixed-Income Funds
45	99%	1%
40	99%	1%
35	99%	1%
30	99%	1%
25	96%	4%
20	90%	10%
15	81%	19%
10	71%	29%
5	59%	41%
0	40%	60%

Shareholders should retain this Supplement for future reference.

PR2-LPI-0426SUP

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